Stockholders' Equity and Members' Equity - Warrant (Details) $ / shares in Units, $ in Millions				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019 USD ($) item $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Nov. 15, 2019 USD ($) shares
Class of Warrant or Right [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Warrants outstanding (in shares)	41,700,000				41,700,000	41,700,000									41,700,000				41,700,000
Exercise price per share (in dollars per share) | $ / shares	$ 11.50				$ 11.50														$ 11.50
Warrants outstanding | $	$ 15.6				$ 15.6														$ 15.6					$ 1.8
Trinity Public Warrants Member
Class of Warrant or Right [Line Items]
Number of share per warrant	1				1														1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	15,600,000				15,600,000	15,600,000									15,600,000				15,600,000
Exercise price per share per quarter (in dollars per share) | $ / shares	$ 2.875				$ 2.875														$ 2.875
Consent fee per share (in dollars per share) | $ / shares	$ 1.60				$ 1.60														$ 1.60
Total consent fee | $					$ 66.7
Number of warrants exercised per share | item					4
Warrants outstanding (in shares)	34,500,000				34,500,000														34,500,000
Exercise price per share (in dollars per share) | $ / shares	$ 11.50				$ 11.50	$ 11.50									$ 11.50				$ 11.50
Face value per share (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001														$ 0.0001
Farallon Pipe Warrants Member
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	7,200,000				7,200,000														7,200,000					7,200,000
Warrants outstanding | $	$ 5.5				$ 5.5	$ 2.3									$ 2.3				$ 5.5					$ 75.0
Term of warrant																								5 years
Private Placement Warrants Member
Class of Warrant or Right [Line Items]
Number of share per warrant	1				1	1									1				1
Warrants outstanding (in shares)	5,200,000				5,200,000	5,200,000									5,200,000				5,200,000
Exercise price per share (in dollars per share) | $ / shares	$ 11.50				$ 11.50	$ 11.50									$ 11.50				$ 11.50

[1]	Predecessor periods are combined as disclosed in Note 1.